Material Accounting Policies Information (Tables)	6 Months Ended
Jun. 30, 2026
Material Accounting Policies Information [Abstract]
Schedule of New Accounting Standards, Amendments and Interpretation

The significant accounting policies adopted by the Group in this interim financial report are consistent with those adopted in the audited financial statements of the Group for the financial year ended 31 December 2025 except for the adoption of the following new accounting standards, amendments and interpretation:

Title	Effective Date
Amendments to IFRS 9 and IFRS 7 Admendments to the Classification and Measurement of Financial Instruments	1 January 2026
Annual Improvement to IFRS Accounting Standars – Volume 11	1 January 2026
Amendments to IFRS 9 and IFRS 7 Contracts Referencing Nature-dependent Electricity	1 January 2026

Schedule of International Accounting Standards Board (IASB) and Not yet Effective

The Group has not applied in advance the following accounting standards and/or interpretations (including the consequential amendments, if any) that have been issued by the International Accounting Standards Board (IASB) but are not yet effective for the current financial period:

IFRSs and/or IC Interpretations (Including The Consequential Amendments)	Effective Date
IFRS 20 (Regulatory Assets and Regulatory Liabilities)	1 January 2029
IFRS 19 (Subsidiaries without Public Accountability)	1 January 2027
IFRS 18 (Presentation and Disclosure)	1 January 2027

Schedule of Depreciation	Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:
Computer and Software	4 years straight line
Motor Vehicles	5 years straight line
Office Equipment	4 years straight line
Equipment and Tools	5 years straight line
Solar Asset Plant	10 - 21 years straight line
Office Renovation	5 years straight line
Plant and Machinery	5 years straight line
Forklift	5 years straight line